Note 2 - Significant accounting policies (Detail) - Changes in fair value of the Company’s warrants (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liability at beginning of the period	205,044
Opening liability of warrants issued in the period	850,358	742,809
Increase (decrease) in value of warrants	3,819,170	(572,769)
Liability at end of the period	3,994,449	205,044
Change In Fair Value [Member]
Liability at beginning of the period	205,044
Opening liability of warrants issued in the period	850,358	777,813
Fair value of warrants exercised in the period	(880,123)
Increase (decrease) in value of warrants	3,819,170	(572,769)
Liability at end of the period	3,994,449	205,044